ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES (Details) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)
Accounts Payable Accrued Expenses And Other Liabilities Details [Abstract]
Accrued expenses and deferred income		€ 96,689	€ 129,436	[1]
Amounts due to re-insurers		23,820	23,391	[1]
Income and other taxes payable		153,236	165,153	[1]
Accounts payable		218,651	349,991	[1]
Payroll related accruals		57,365	52,192	[1]
Private equity: liabilities of investee entities		208,064	134,028	[1]
Unsettled transactions on debt securities		2,727	1,065	[1]
Accrued interest and commissions		420,999	357,546	[1]
Deferred tax liability (Note 39)		62,213	138,012	[1]
Amounts due to third-parties under collection agreements		82,205	28,277	[1]
Pension liability		224,743	299,933	[1]
Dividends payable		4,080	30,923	[1]
Amounts due to government agencies		180,043	145,379	[1]
European Re-development Fund		19,960	27,612	[1]
Liabilities relating to deposit administration funds (DAF)		198,040	232,337	[1]
Checks and credit card transactions under settlement		1,010,478	676,610	[1]
Other		585,023	534,125	[1]
Total	$ 4,694,187	€ 3,548,336	€ 3,326,010	[1],[2]

[1]	As restated
[2]	As restated. See Note 43 for more information.